Assets and Liabilities Measured at Fair Value - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Estimated fair value of long-term debt	$ 35,555	$ 38,541
Carrying amounts of long-term debt	$ 38,385	$ 34,827